Subordinated Convertible Promissory Notes (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2021	Aug. 31, 2021	Aug. 17, 2021	Jan. 27, 2021	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subordinated convertible promissory notes					$ 3,000,000	$ 0		$ 0		$ 1,848,495
Notes payable					1,145,000
Notes payable related parties				$ 125,000	1,730,000
Notes payable non related parties				$ 311,000	$ 125,000
Maturity date				Dec. 31, 2021	Jul. 17, 2021
Interest expense						651	$ 57,333	45,613	$ 158,791	197,269	$ 250,748
Bear interest rate					4.00%
20% Discount rate for preferred shares				$ 10,000,000
Notes issued to related parties								$ 1,255,000
Percentage of discount offered to Qualified Initial Public Offering								20.00%
Exchange shares			65,823,015
Amortized debt discount costs								$ 14,126	$ 88,293	97,104	$ 141,753
Series A
Interest expense						497		16,888		48,222
Proceeds from Series A financing					$ 10,000,000
Net of debt discount costs					28,301
Amortized debt discount costs						$ 155		$ 14,126		$ 14,497
Maximum
Increase convertible promissory notes				5,000,000
Minimum
Increase convertible promissory notes				$ 3,000,000
Series 1d Preferred Stock
Notes payable	$ 4,391,000				$ 1,145,000
Exchange shares	5,379,247
Interest payable	$ 73,801
Notes Payable [Member]
Debt conversion converted instrument shares issued		32,219
Debt conversion amount converted		$ 180,434